INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS (Schedule of Interest Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Interest income related parties – direct financing leases	$ 3,796	$ 9,623	$ 16,362
Investments in sales type and direct financing leases	56,764	39,678	38,265
Investments in leaseback assets	3,556	0	0
Total	$ 60,320	$ 39,678	$ 38,265